Credit facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of bank loans

Outstanding balances on bank loans consist of the following:

Bank Name	Repayment terms	Interest Rate	Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024
				US$	US$
United Overseas Bank Limited	Due monthly beginning in June 2022 to May 2026	3.00%	Guaranteed by the Company’s shareholders	$171,154	$547,547
The Development Bank of Singapore Limited	Due monthly beginning in September 2020 to August 2025	2.50%	Guaranteed by the Company’s shareholders	-	79,042
DBS Bank Ltd	Due monthly beginning in March 2024 to Mar 2028	7.75%	Guaranteed by the Company’s shareholders	42,048	55,784
Total long-term loans – bank				213,202	682,373
Less: Discount on debt instrument				-	(21,384)
Less: Current portion				(188,950)	(482,454)
Total				$24,252	$178,535

Schedule of short term loans

Outstanding balances on short term loans – third parties consist of the following:

Lender Name	Maturities	Interest Rate		Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024
					US$	US$
Allen Peter Anthony	August 2025	30.0	% p.a.	None	$-	$150,000
Zeng Li Ren	September 2025 and October 2026	15.0	%(1)	None	527,853	300,000
Lee Kim Tah Foundation	September 2025 and October 2026	15.0	%(3)	None	250,000	250,000
Tan Tin Wee	September 2025 and October 2026	15.0	%(3)	None	50,000	50,000
Le Phu Khanh Huy	September 2025 and October 2026	15.0	%(2)	None	1,541,221	1,412,285
Oh Sock Ping	September 2025 and October 2026	15.0	%(3)	None	56,817	56,817
Yee Kee	August 2025 and October 2026	15.0	%(2)	None	295,842	-
Lim Li Wen Chloe	September 2025 and October 2026	15.0	%(1)	None	101,209	-
Lew Hui Pau	July 2025 and October 2026	15.0	%(2)	None	77,853	-
Teo Tian Seng	July 2025 and October 2026	15.0	%(2)	None	155,706	-
Kang Yan Pte. Ltd.	July 2025 and October 2026	15.0	%(2)	None	101,598	-
Zhu Zhi Qing	August 2025 and October 2026	15.0	%(2)	None	66,931	-
Yee Sze Wei	August 2025 and October 2026	15.0	%(2)	None	22,362	-
Loo Tze Kian	July 2025 and October 2026	15.0	%(2)	None	50,000	-
Tan Choon Huat	July 2025 and October 2026	15.0	%(2)	None	100,000	-
Kan Yut Keong	September 2025 and October 2026	15.0	%(1)	None	167,853	-
Peh Ee Hong	July 2025 and October 2026	15.0	%(2)	None	120,000	-
Alok Mishra	September 2025 and October 2026	15.0	%(1)	None	90,000	-
Gurbinder Singh	September 2025 and October 2026	15.0	%(1)	None	38,927
Jarrod Seah Chi Nam	August 2025 and October 2026	15.0	%(2)	None	100,000	-
Yap Poh Jin Bryan	September 2025 and October 2026	15.0	%(1)	None	38,927
Yvonne Lee	September 2025 and October 2026	15.0	%(1)	None	200,000	-
Exchange rate different					13,516	-
Total short-term loans – third parties					$4,166,615	$2,219,102